Long-Term Licensing Agreement (Tables)	12 Months Ended
Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
LongTerm Licensing Agreement [Line Items]
Summary Of Principal Amounts Due In Each Of The Next Five Years
Scheduled Payments
—Principal amounts due in each of the next five years and thereafter for the Licensing Agreement as of December 31, 2020, are as follows (in thousands):

Years Ending December 31

2021	2,540
2022	2,703
2023	2,876
2024	3,061
2025	3,257
Thereafter	24,434

Total	$38,871